Commitments and contingencies - Pledge of Assets (Details) $ in Millions	Dec. 31, 2018 USD ($)
Contingent liabilities related to joint ventures
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 4.1
Specified bank accounts
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral	$ 11.9